Accounts Receivable - Schedule of Accounts Receivable (Details) - USD ($)		Dec. 31, 2024	Dec. 31, 2023
Accounts Receivable [Abstract]
Accounts receivable	[1]	$ 13,644,371	$ 17,346,035
Allowance for expected credit losses		(106,475)	(109,651)
Net carrying amount		$ 13,537,896	$ 17,236,384

[1]	For accounts receivable and contract assets to which the Group applies the simplified approach for impairment, information is disclosed in notes 14 and 15 to the financial statements.